Investments in joint Ventures - Schedule of Cash Flows (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
AMTC
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 1,812
Net cash flow on acquisition	1,812
BAC
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2,321
Net cash flow on acquisition	2,321
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	4,133
Net cash flow on acquisition	$ 4,133